JPMorgan International Value ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.3%
Australia — 5.0%
BHP Group Ltd.	4,509	137,948
BlueScope Steel Ltd.	2,945	44,965
Coronado Global Resources, Inc., CHDI (a)	31,236	33,225
Glencore plc	14,063	74,407
JB Hi-Fi Ltd.	962	35,789
Perseus Mining Ltd.	30,296	35,674
Qantas Airways Ltd. *	5,402	19,476
QBE Insurance Group Ltd.	1,829	18,832
Rio Tinto plc	1,880	130,133
Stanmore Resources Ltd.	7,353	18,869
Ventia Services Group Pty. Ltd.	17,538	37,627
Whitehaven Coal Ltd.	7,042	38,497
		625,442
Austria — 1.4%
ANDRITZ AG	293	18,038
Erste Group Bank AG	1,258	54,193
OMV AG	850	37,835
Telekom Austria AG	4,150	36,148
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,237	34,962
		181,176
Belgium — 0.5%
Ageas SA	962	41,339
Proximus SADP	1,918	18,201
		59,540
Brazil — 2.1%
Banco do Brasil SA	4,070	46,447
Cia de Saneamento de Minas Gerais Copasa MG	7,944	34,169
Gerdau SA (Preference)	5,528	23,509
Petroleo Brasileiro SA (Preference)	13,269	109,138
Vale SA	4,020	55,167
		268,430
Canada — 4.7%
Air Canada *	1,448	19,623
ARC Resources Ltd.	1,543	23,964
Canadian Natural Resources Ltd.	288	18,431
CI Financial Corp.	2,726	33,253
Dundee Precious Metals, Inc.	5,519	35,344
EQB, Inc.	548	37,630
Fairfax Financial Holdings Ltd.	51	53,163
First Capital REIT, REIT	1,621	19,062
Manulife Financial Corp.	3,481	76,950
NuVista Energy Ltd. *	3,561	27,599
Quebecor, Inc., Class B	1,550	37,688
Russel Metals, Inc.	1,185	38,861
SmartCentres REIT, REIT	1,942	35,620
Suncor Energy, Inc.	2,189	72,486

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Canada — continued
Teck Resources Ltd., Class B	800	32,019
Whitecap Resources, Inc.	4,016	25,988
		587,681
China — 8.0%
Agricultural Bank of China Ltd., Class H	127,000	49,173
Alibaba Group Holding Ltd.	18,900	169,514
Bank of Communications Co. Ltd., Class H	44,000	26,031
China CITIC Bank Corp. Ltd., Class H	49,000	24,285
China Coal Energy Co. Ltd., Class H	41,000	45,025
China Construction Bank Corp., Class H	150,000	89,080
China Feihe Ltd. (a)	59,000	27,030
China Merchants Bank Co. Ltd., Class H	10,500	38,277
China Pacific Insurance Group Co. Ltd., Class H	17,000	31,280
China Resources Pharmaceutical Group Ltd. (a)	52,500	32,010
CSPC Pharmaceutical Group Ltd.	50,000	36,784
Industrial & Commercial Bank of China Ltd., Class H	112,000	54,559
JD.com, Inc., Class A	2,000	22,552
Jiangxi Copper Co. Ltd., Class H	21,000	29,369
Kunlun Energy Co. Ltd.	46,000	41,211
Lenovo Group Ltd.	30,000	31,412
Livzon Pharmaceutical Group, Inc., Class H	11,000	33,486
People's Insurance Co. Group of China Ltd. (The), Class H	105,000	32,642
PetroChina Co. Ltd., Class H	68,000	49,189
PICC Property & Casualty Co. Ltd., Class H	26,000	32,340
Ping An Insurance Group Co. of China Ltd., Class H	11,500	48,341
Sinotruk Hong Kong Ltd.	18,000	40,881
Yangzijiang Shipbuilding Holdings Ltd.	16,000	19,975
		1,004,446
Denmark — 1.3%
AP Moller - Maersk A/S, Class B	7	12,907
D/S Norden A/S	677	36,427
Danske Bank A/S	1,853	49,756
Jyske Bank A/S (Registered)	476	36,460
Sydbank A/S	705	31,287
		166,837
Finland — 1.3%
Fortum OYJ	2,937	40,149
Nordea Bank Abp	6,046	74,510
UPM-Kymmene OYJ	1,318	47,939
		162,598
France — 5.9%
AXA SA	2,414	81,027
BNP Paribas SA	1,487	99,903
Cie de Saint-Gobain SA	738	52,181
Credit Agricole SA	2,458	35,210
Eiffage SA	384	40,178

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Engie SA	3,784	60,440
Eurazeo SE	268	22,828
Renault SA	1,000	37,660
SCOR SE	1,096	32,695
TotalEnergies SE	2,592	168,158
Trigano SA	121	19,060
Unibail-Rodamco-Westfield, REIT *	377	26,995
Vallourec SA *	2,234	31,960
Vicat SACA	973	37,855
		746,150
Germany — 5.2%
Allianz SE (Registered)	482	128,779
Bayerische Motoren Werke AG	642	66,802
Commerzbank AG	4,164	47,818
Deutsche Bank AG (Registered)	4,469	57,729
Deutsche Lufthansa AG (Registered) *	2,629	21,861
Deutsche Telekom AG (Registered)	4,499	110,441
E.ON SE	3,632	49,138
Fresenius SE & Co. KGaA	1,496	41,997
KION Group AG	176	8,030
LEG Immobilien SE *	309	25,641
RWE AG	414	15,287
SAF-Holland SE	1,129	18,230
Schaeffler AG (Preference)	5,810	36,715
TUI AG *	3,378	23,283
		651,751
Greece — 0.5%
Hellenic Telecommunications Organization SA	2,405	33,393
National Bank of Greece SA *	3,391	25,782
		59,175
Hong Kong — 0.7%
Bank of East Asia Ltd. (The)	25,200	28,656
Pacific Basin Shipping Ltd.	122,000	33,960
United Laboratories International Holdings Ltd. (The)	36,000	31,120
		93,736
Hungary — 0.3%
OTP Bank Nyrt.	884	40,955
India — 0.4%
State Bank of India, GDR (a)	590	45,575
Indonesia — 0.2%
United Tractors Tbk. PT	20,700	30,069
Ireland — 1.3%
AerCap Holdings NV *	458	35,064
AIB Group plc	3,562	15,646
Bank of Ireland Group plc	4,015	36,922

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ireland — continued
Cairn Homes plc	12,817	19,665
Glenveagh Properties plc * (a)	14,476	19,180
Greencore Group plc *	27,845	36,135
		162,612
Italy — 4.6%
Assicurazioni Generali SpA	2,553	56,949
BFF Bank SpA (a)	1,712	18,501
BPER Banca	10,456	37,713
Danieli & C Officine Meccaniche SpA	1,110	37,727
Eni SpA	4,219	67,256
Intesa Sanpaolo SpA	26,454	81,513
Mediobanca Banca di Credito Finanziario SpA	1,975	26,157
MFE-MediaForEurope NV, Class B	10,571	38,191
Pirelli & C SpA (a)	3,600	19,510
Saipem SpA *	11,504	16,502
Saras SpA	19,643	33,258
UniCredit SpA	2,358	69,071
Unipol Gruppo SpA	6,217	38,605
Webuild SpA	17,356	36,506
		577,459
Japan — 17.9%
ANA Holdings, Inc. *	1,000	22,098
Cosmo Energy Holdings Co. Ltd.	900	37,380
Credit Saison Co. Ltd.	1,200	22,274
ENEOS Holdings, Inc.	7,400	29,885
Fujikura Ltd.	4,000	32,882
Fukuyama Transporting Co. Ltd.	600	16,594
Gunma Bank Ltd. (The)	6,900	34,025
Hitachi Ltd.	1,000	78,550
Hitachi Zosen Corp.	5,700	35,171
Honda Motor Co. Ltd.	7,300	81,600
Inpex Corp.	3,200	43,496
Isuzu Motors Ltd.	3,200	43,664
ITOCHU Corp.	1,600	72,615
Japan Airlines Co. Ltd.	1,100	21,137
Japan Petroleum Exploration Co. Ltd.	900	36,610
Japan Tobacco, Inc.	1,900	50,079
JFE Holdings, Inc.	2,500	39,472
Marubeni Corp.	3,400	57,993
Mazda Motor Corp.	3,500	42,432
Mitsubishi Chemical Group Corp.	6,900	41,605
Mitsubishi Corp.	5,100	87,898
Mitsubishi Motors Corp.	8,600	27,099
Mitsubishi UFJ Financial Group, Inc.	14,100	132,068
Mitsui & Co. Ltd.	1,400	56,780
Mitsui Fudosan Co. Ltd.	1,600	40,166
Mizuho Financial Group, Inc.	4,100	74,463

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
MS&AD Insurance Group Holdings, Inc.	900	37,165
Nippon Steel Corp.	2,100	50,536
Nissan Motor Co. Ltd.	8,700	34,155
Niterra Co. Ltd.	1,400	37,700
ORIX Corp.	2,800	54,066
Panasonic Holdings Corp.	3,100	29,198
Sankyo Co. Ltd.	600	36,700
SBI Holdings, Inc.	1,700	41,762
SBI Sumishin Net Bank Ltd.	1,600	18,440
Sekisui House Ltd.	1,400	31,604
Shimamura Co. Ltd.	200	21,942
SKY Perfect JSAT Holdings, Inc.	7,400	38,941
Sojitz Corp.	1,500	35,402
Subaru Corp.	2,300	45,883
Sumitomo Corp.	2,500	57,495
Sumitomo Electric Industries Ltd.	2,100	27,912
Sumitomo Mitsui Financial Group, Inc.	1,800	93,624
Sumitomo Realty & Development Co. Ltd.	1,500	47,174
Suzuki Motor Corp.	800	35,935
Toho Gas Co. Ltd.	900	18,081
Tokyo Gas Co. Ltd.	1,500	34,458
Tokyo Steel Manufacturing Co. Ltd.	2,900	35,027
Tokyo Tatemono Co. Ltd.	1,200	18,494
Toyota Boshoku Corp.	1,700	28,012
Toyota Tsusho Corp.	700	45,872
Tsubakimoto Chain Co.	1,200	34,705
		2,248,319
Mexico — 0.4%
Grupo Mexico SAB de CV	8,546	44,052
Netherlands — 3.5%
Aegon Ltd.	4,751	28,028
ASR Nederland NV	549	25,872
ING Groep NV	4,560	64,791
Koninklijke Heijmans N.V., CVA	1,373	19,864
NN Group NV	1,182	48,448
OCI NV	765	21,852
Shell plc	7,332	227,309
		436,164
Norway — 1.5%
Aker Solutions ASA	7,954	29,502
DNB Bank ASA	1,868	36,313
Equinor ASA	1,844	52,770
Hoegh Autoliners ASA	3,843	38,696
Norwegian Air Shuttle ASA *	18,967	23,222
Wallenius Wilhelmsen ASA	818	7,952
		188,455

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Poland — 0.4%
ORLEN SA	2,895	45,140
Singapore — 1.3%
DBS Group Holdings Ltd.	1,500	35,528
Hafnia Ltd.	4,011	29,168
Oversea-Chinese Banking Corp. Ltd.	5,100	48,783
United Overseas Bank Ltd.	2,200	46,373
		159,852
South Africa — 1.7%
Absa Group Ltd.	4,345	37,939
Kumba Iron Ore Ltd.	999	29,508
Mr Price Group Ltd.	4,540	41,548
MTN Group Ltd.	6,976	35,598
Nedbank Group Ltd.	3,477	40,392
Sibanye Stillwater Ltd.	24,977	30,101
		215,086
South Korea — 6.4%
DB Insurance Co. Ltd. *	352	23,220
Doosan Bobcat, Inc.	861	32,790
Hana Financial Group, Inc.	1,402	50,132
Hankook Tire & Technology Co. Ltd. *	1,169	44,742
Hyundai Glovis Co. Ltd. *	270	35,354
Hyundai Marine & Fire Insurance Co. Ltd. *	1,446	36,726
Hyundai Mobis Co. Ltd.	185	28,999
Hyundai Motor Co.	306	44,508
KB Financial Group, Inc.	1,147	48,676
Kia Corp. *	806	61,910
Korean Air Lines Co. Ltd. *	2,222	37,358
KT Corp. *	797	21,111
Kumho Petrochemical Co. Ltd. *	361	33,663
LG Uplus Corp.	2,419	18,521
Samsung Electronics Co. Ltd.	3,247	176,432
Samsung Fire & Marine Insurance Co. Ltd. *	206	40,763
Samsung Life Insurance Co. Ltd.	605	31,439
SK Telecom Co. Ltd.	950	35,719
		802,063
Spain — 2.7%
Banco Bilbao Vizcaya Argentaria SA	9,822	91,929
Banco de Sabadell SA	28,426	36,895
Banco Santander SA	23,852	95,863
CaixaBank SA	8,085	34,474
Grupo Catalana Occidente SA	1,036	37,133
Repsol SA	3,218	47,524
		343,818
Sweden — 1.9%
Betsson AB, Class B *	2,471	26,892
NCC AB, Class B	1,510	19,283

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Skandinaviska Enskilda Banken AB, Class A	4,365	61,992
SSAB AB, Class B	5,159	39,407
Svenska Handelsbanken AB, Class A	3,346	36,071
Swedbank AB, Class A	2,682	54,654
		238,299
Switzerland — 3.8%
Adecco Group AG (Registered)	914	39,524
Aryzta AG *	8,883	15,944
Novartis AG (Registered)	2,276	235,370
Sandoz Group AG *	1,239	42,491
UBS Group AG (Registered)	1,784	53,400
Zurich Insurance Group AG	187	95,013
		481,742
Taiwan — 3.2%
ASE Technology Holding Co. Ltd.	12,000	51,885
Compeq Manufacturing Co. Ltd.	15,000	33,269
Globalwafers Co. Ltd.	2,000	36,949
Hon Hai Precision Industry Co. Ltd.	21,000	68,696
Pegatron Corp.	16,000	42,179
Powertech Technology, Inc.	9,000	41,784
Sercomm Corp.	9,000	37,280
Unimicron Technology Corp.	6,000	33,662
United Microelectronics Corp.	33,000	51,403
		397,107
Thailand — 0.7%
Bangchak Corp. PCL, NVDR	20,600	24,346
Krung Thai Bank PCL, NVDR	71,500	32,047
PTT Exploration & Production PCL, NVDR	6,500	27,432
		83,825
Turkey — 0.2%
Tofas Turk Otomobil Fabrikasi A/S	3,166	25,682
United Arab Emirates — 0.5%
Emaar Properties PJSC	15,810	31,966
Emirates NBD Bank PJSC	5,517	26,586
		58,552
United Kingdom — 6.0%
3i Group plc	2,228	69,748
BP plc	21,315	124,489
Centrica plc	22,411	39,220
Currys plc *	31,452	19,722
Derwent London plc, REIT	1,078	29,054
Direct Line Insurance Group plc *	17,963	38,332
Future plc	2,317	20,763
Harbour Energy plc	4,995	17,556
HSBC Holdings plc	17,705	138,235

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
International Consolidated Airlines Group SA *	8,865	16,549
Investec plc	5,751	37,442
JD Sports Fashion plc	9,363	13,836
Kier Group plc *	13,230	21,427
Lloyds Banking Group plc	122,610	65,726
Marks & Spencer Group plc	5,608	17,521
Paragon Banking Group plc	2,962	26,381
Shaftesbury Capital plc, REIT	12,503	21,063
Vodafone Group plc	47,089	40,032
		757,096
United States — 2.8%
GSK plc	5,104	100,946
Holcim AG	1,012	77,295
Roche Holding AG	297	84,561
Stellantis NV	3,807	83,855
		346,657
Total Common Stocks (Cost $11,809,901)		12,335,541
Exchange-Traded Funds — 1.5%
United States — 1.5%
iShares MSCI India ETF(Cost $174,886)	3,759	187,536
Total Investments — 99.8% (Cost $11,984,787)		12,523,077
Other Assets Less Liabilities — 0.2%		24,105
NET ASSETS — 100.0%		12,547,182

Percentages indicated are based on net assets.

Abbreviations
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Certificaten Van Aandelen (Dutch Certificate)
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	21.1%
Oil, Gas & Consumable Fuels	11.9
Insurance	9.2
Metals & Mining	7.3
Automobiles	5.2
Pharmaceuticals	4.8
Trading Companies & Distributors	3.9
Capital Markets	2.3
Diversified Telecommunication Services	2.2
Technology Hardware, Storage & Peripherals	2.0
Automobile Components	1.9
Machinery	1.8
Broadline Retail	1.5
U.S. Equity	1.5
Semiconductors & Semiconductor Equipment	1.5
Passenger Airlines	1.5
Construction & Engineering	1.4
Real Estate Management & Development	1.3
Multi-Utilities	1.2
Electronic Equipment, Instruments & Components	1.1
Specialty Retail	1.1
Marine Transportation	1.0
Financial Services	1.0
Others (each less than 1.0%)	12.3

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in the Underlying Funds are valued at each Underlying Fund’s net asset value (“NAV”) per unit as of the report date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$625,442	$—	$625,442
Austria	36,148	145,028	—	181,176
Belgium	—	59,540	—	59,540
Brazil	268,430	—	—	268,430
Canada	587,681	—	—	587,681
China	—	1,004,446	—	1,004,446

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Denmark	$—	$166,837	$—	$166,837
Finland	—	162,598	—	162,598
France	—	746,150	—	746,150
Germany	—	651,751	—	651,751
Greece	—	59,175	—	59,175
Hong Kong	—	93,736	—	93,736
Hungary	40,955	—	—	40,955
India	—	45,575	—	45,575
Indonesia	—	30,069	—	30,069
Ireland	90,379	72,233	—	162,612
Italy	75,918	501,541	—	577,459
Japan	—	2,248,319	—	2,248,319
Mexico	44,052	—	—	44,052
Netherlands	—	436,164	—	436,164
Norway	38,696	149,759	—	188,455
Poland	—	45,140	—	45,140
Singapore	—	159,852	—	159,852
South Africa	147,046	68,040	—	215,086
South Korea	—	802,063	—	802,063
Spain	—	343,818	—	343,818
Sweden	—	238,299	—	238,299
Switzerland	—	481,742	—	481,742
Taiwan	—	397,107	—	397,107
Thailand	—	83,825	—	83,825
Turkey	—	25,682	—	25,682
United Arab Emirates	26,586	31,966	—	58,552
United Kingdom	41,149	715,947	—	757,096
United States	—	346,657	—	346,657
Total Common Stocks	1,397,040	10,938,501	—	12,335,541
Exchange-Traded Funds	187,536	—	—	187,536
Total Investments in Securities	$1,584,576	$10,938,501	$—	$12,523,077
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.47% (a) (b)	$—	$168,581	$168,581	$—	$—	$—	—	$53	$—

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	$—	$116,813	$116,813	$—	$—	$—	—	$618	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	336,217	369,767	705,984	—	—	—	—	972	—
Total	$336,217	$655,161	$991,378	$—	$—	$—		$1,643	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.